Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 383,396
Cost of revenues	221,007
Gross profit	162,389
Operating Expenses
Research and development	1,694,521	$ 1,539,392
Sales and marketing	1,026,211	750,480
General and administrative	3,359,802	1,009,827
Total operating expenses	6,080,534	3,299,699
Loss from operations	(5,918,145)	(3,299,699)
Interest expense, net	(447,777)	(227,539)
Loss before provision for income taxes	(6,365,922)	(3,527,238)
Provision for income taxes	1,375	1,150
Net loss	$ (6,367,297)	$ (3,528,388)
Basic and diluted loss per share	$ (0.35)	$ (0.44)
Weighted average shares used in computing net loss per share
Basic and diluted	18,346,844	8,039,989